REINSURANCE - SCHEDULE OF EFFECT OF REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Disclosures [Abstract]
Direct premiums	$ 39	$ 46	$ 72
Assumed	1	1	1
Reinsurance ceded	(39)	(46)	(48)
Premiums	1	1	25
Variable Life and Investment-type Product Policy Fee Income Ceded	73	48	31
Policyholders’ Benefits Ceded	$ 261	$ 291	$ 125